Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Centennial Resource Development, Inc.
Entity Central Index Key	0001658566
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31